Regulatory Requirements and Restrictions (Details)	Dec. 31, 2014	Jan. 01, 2015	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital ratio	4.00%
Total capital ratio	8.00%
Increase in capital required for capital adequacy to reach well capitalized to risk weighted assets	2.00%
Subsequent Event
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital ratio		6.00%
Percentage increase in Tier 1 capital ratio		2.00%
Bank of America Corporation
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage required for capital adequacy	4.00%
Tier 1 leverage ratio	5.00%		5.00%
Tier 1 capital ratio	13.40%		12.20%
Total capital ratio	16.50%		15.10%
Tier 1 leverage ratio	8.20%		7.70%
Bank of America, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	5.00%		5.00%
Tier 1 capital ratio	13.10%		12.30%
Total capital ratio	14.60%		13.80%
Tier 1 leverage ratio	9.60%		9.20%